LEASES (Tables)	12 Months Ended
Dec. 31, 2020
LEASES
Components of operating lease expense

	For the Year Ended December 31,
	2019	2020
Operating lease cost	$15,760	$16,724
Short-term lease cost	19	48
Total operating lease cost	$15,779	$16,772

Cash paid for amounts included in the measurement of lease liabilities

	For the Year Ended December 31,
	2019	2020
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$15,146	$17,221

Right-of-use assets obtained in exchange for lease liabilities

	For the Year Ended December 31,
	2019	2020
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	$11,198	$29,693

Supplemental Balance Sheet Information Related to Operating Leases

	As of December 31,
	2019	2020
Assets:
Operating lease right-of-use assets	$13,333	$28,006
Liabilities:
Current portion of lease liabilities	6,106	15,072
Non-current portion of lease liabilities	5,686	10,721
Total operating lease liabilities	$11,792	$25,793

Maturities of lease liabilities under operating leases

Maturities of lease
liabilities
2021	$15,629
2022	10,735
2023	64
2024	—
2025	—
Thereafter	—
Total future lease payments	26,428
Less: imputed interest	635
Total present value of lease liabilities	25,793